Related Party Transactions (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Consulting expense charged by AATWIN	$ 50,111
Interest expense charged by WTL	3,987
Rental income charged from EESQAURE JP	2,754		9,173
Interest expense charged by Dmedia		298	1,744	3,116
Consulting fee paid to Louis Giordimaina				222,246
Legal fee paid to WISD				$ 10,779